Accrued expenses and other current liabilities - Summary of restructuring reserve activity (Detail) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2018
Restructuring Reserve [Roll Forward]
Opening balance			$ 0
Charges	$ 212,000	$ 1,130,000	1,130,000
Payments			(940,518)
Accrued restructuring balance as of September 30, 2018	189,927	$ 189,927	189,927
Employee termination benefits
Restructuring Reserve [Roll Forward]
Charges			950,637
Employee retention benefits
Restructuring Reserve [Roll Forward]
Charges	$ 147,000		164,813
Other
Restructuring Reserve [Roll Forward]
Charges			$ 14,995